Income taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income (loss) before income taxes	$ (1,479)	$ (9,211)
Expected recovery of income taxes based on statutory rates	(392)	(2,441)
Reduction in income tax recovery resulting from:
Lower rate on manufacturing profits	(9)	66
Non-taxable portion of capital gain	0	0
Other permanent differences	206	654
Deferred tax benefit not recognized	(484)	1,721
Income tax recovery	$ (679)	$ 0